Restricted cash and restricted time deposit (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Restricted cash and restricted time deposit
Restricted cash	$ 631,728	¥ 4,110,210	¥ 2,293,640